CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Revenue	$ 8,797	$ 15,801	$ 18,037	$ 34,650	$ 52,015	$ 42,120
Cost of Goods Sold	4,197	7,714	8,742	20,450	35,118	31,101
Gross Profit	4,600	8,087	9,295	14,200	16,897	11,019
Operating Expenses:
Selling, General & Administrative	8,071	18,160	13,668	36,091	54,156	46,314
Impairment Expense	0	55,726	0	55,726	163,698	6,171
(Gain) Loss on Disposal of Assets	(1,739)	541	(1,739)	343	(7,194)	(3,133)
Total Operating Expenses	6,332	74,427	11,929	92,160	210,660	49,352
Loss from Operations	(1,732)	(66,340)	(2,634)	(77,960)	(193,763)	(38,333)
Other Income (Expense):
Interest Expense, Net	(187)	(438)	(1,211)	(2,204)	(4,173)	(1,775)
Gain on Extinguishment of Debt	0	0	3,026	542	542	(5,976)
Gain on Settlement of Liabilities	110	0	(110)	0	0	5,337
Realized Loss on Sale of Investments	0	0	(61)	0
Unrealized Gain on Investments	0	963	0	963	(210)	0
Other Income	242	230	271	858	1,550	433
Total Other Income, Net	165	755	2,135	159	(1,871)	(2,847)
Loss from Continuing Operations Before Provision for Income Taxes	(1,567)	(65,585)	(499)	(77,801)	(195,634)	(41,180)
Provision for Income Tax Benefit (Expense) for Continuing Operations	125	448	(533)	2,136	2,784	(885)
Net Loss from Continuing Operations	(1,442)	(65,137)	(1,032)	(75,665)	(192,850)	(42,065)
Income from Discontinued Operations Before Provision for Income Taxes	0	1,419	0	3,349	4,194	11,107
Provision for Income Tax for Discontinued Operations					0	(917)
Net Income from Discontinued Operations	0	1,419	0	3,349	4,194	10,190
NET LOSS	(1,442)	(63,718)	(1,032)	(72,316)	(188,656)	(31,875)
Less: Net Loss from Continuing Operations Attributable to Non-Controlling Interest					0	(604)
Less: Net Income from Discontinued Operations Attributable to Non-Controlling Interest	0	0	0	275	275	0
NET LOSS ATTRIBUTABLE TO UNRIVALED BRANDS, INC.	$ (1,442)	$ (63,718)	$ (1,032)	$ (72,591)	$ (188,931)	$ (31,271)
Net Loss from Continuing Operations per Common Share Attributable to Unrivaled Brands, Inc. - Basic and Diluted	$ 0	$ (0.11)	$ 0	$ (0.13)	$ (0.33)	$ (0.11)
Net Loss per Common Share Attributable to Unrivaled Brands, Inc. - Basic and Diluted	$ 0	$ (0.11)	$ 0	$ (0.13)	$ (0.32)	$ (0.08)
Weighted-Average Shares Outstanding - Basic	835,274,484	575,973,609	851,619,604	572,176,041
Weighted-Average Shares Outstanding - Diluted	835,274,484	575,973,609	851,619,604	572,176,041
Weighted-Average Shares Outstanding - Basic and Diluted					589,606,153	376,625,320